Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.1%
SG Holdings Co. Ltd.	1,184,200	$11,654,034
Automobile Components — 1.8%
Aisin Corp.	1,937,400	20,458,477
Bridgestone Corp.	2,114,000	75,615,882
Denso Corp.	7,000,500	100,223,770
Sumitomo Electric Industries Ltd.	2,645,000	51,066,060
		247,364,189
Automobiles — 6.9%
Honda Motor Co. Ltd.	16,640,300	143,572,284
Isuzu Motors Ltd.	2,083,700	27,795,385
Nissan Motor Co. Ltd.	8,241,200	19,875,227
Subaru Corp.	2,206,800	35,411,657
Suzuki Motor Corp.	5,817,100	61,860,882
Toyota Motor Corp.	38,056,300	650,248,227
Yamaha Motor Co. Ltd.	3,419,300	29,791,433
		968,555,095
Banks — 9.1%
Chiba Bank Ltd. (The)	2,112,700	17,666,339
Concordia Financial Group Ltd.	3,887,700	23,335,837
Japan Post Bank Co. Ltd.	5,355,900	50,678,902
Mitsubishi UFJ Financial Group Inc.	41,161,780	491,303,176
Mizuho Financial Group Inc.	8,941,758	225,775,114
Resona Holdings Inc.	7,739,300	64,728,085
Shizuoka Financial Group Inc., NVS	1,608,700	14,334,218
Sumitomo Mitsui Financial Group Inc.	13,819,800	341,083,920
Sumitomo Mitsui Trust Group Inc.	2,402,764	60,241,553
		1,289,147,144
Beverages — 0.8%
Asahi Group Holdings Ltd.	5,348,100	58,334,543
Kirin Holdings Co. Ltd.	2,875,500	40,181,158
Suntory Beverage & Food Ltd.	514,600	17,536,002
		116,051,703
Broadline Retail — 0.5%
Pan Pacific International Holdings Corp.	1,410,100	35,919,720
Rakuten Group Inc.(a)	5,570,400	32,103,007
		68,022,727
Building Products — 1.1%
AGC Inc.	724,900	22,750,708
Daikin Industries Ltd.	976,900	118,190,126
TOTO Ltd.	524,100	14,162,438
		155,103,272
Capital Markets — 1.2%
Daiwa Securities Group Inc.	4,936,200	33,209,670
Japan Exchange Group Inc.	3,672,500	44,441,126
Nomura Holdings Inc.	11,123,900	67,440,053
SBI Holdings Inc.	1,006,810	25,453,561
		170,544,410
Chemicals — 3.1%
Asahi Kasei Corp.	4,642,300	33,177,433
Mitsubishi Chemical Group Corp.	5,015,500	26,387,068
Mitsui Chemicals Inc.	631,100	14,667,067
Nippon Paint Holdings Co. Ltd.	3,508,400	24,080,866
Nippon Sanso Holdings Corp.	641,100	18,762,793
Nitto Denko Corp.	2,610,500	41,736,102
Shin-Etsu Chemical Co. Ltd.	6,677,200	247,779,940
Toray Industries Inc.	5,131,500	32,819,868
		439,411,137
Security	Shares	Value
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	1,436,000	$21,956,162
Secom Co. Ltd.	1,555,200	54,339,786
Toppan Holdings Inc.	880,000	23,601,668
		99,897,616
Construction & Engineering — 0.6%
Kajima Corp.	1,467,200	26,856,706
Obayashi Corp.	2,402,800	34,335,073
Taisei Corp.	609,300	26,516,853
		87,708,632
Consumer Staples Distribution & Retail — 1.6%
Aeon Co. Ltd.	2,420,300	58,209,322
Kobe Bussan Co. Ltd.	548,900	13,862,209
MatsukiyoCocokara & Co.	1,252,100	17,588,044
Seven & i Holdings Co. Ltd.	8,195,840	142,339,218
		231,998,793
Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	110,611,600	113,508,548
Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	2,384,000	25,239,703
Kansai Electric Power Co. Inc. (The)	2,605,200	33,566,261
Tokyo Electric Power Co. Holdings Inc.(a)	5,647,900	20,322,622
		79,128,586
Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	497,100	28,089,143
Fujikura Ltd.	935,100	33,395,141
Mitsubishi Electric Corp.	7,040,300	119,539,700
Nidec Corp.	3,089,900	56,989,145
		238,013,129
Electronic Equipment, Instruments & Components — 4.4%
Keyence Corp.	720,704	312,708,310
Kyocera Corp.	4,751,400	46,860,018
Murata Manufacturing Co. Ltd.	6,263,600	104,807,299
Omron Corp.	648,800	20,743,353
Shimadzu Corp.	877,400	24,759,947
TDK Corp.	7,195,200	93,260,699
Yokogawa Electric Corp.	847,900	18,946,563
		622,086,189
Entertainment — 2.3%
Capcom Co. Ltd.	1,282,100	30,111,993
Konami Group Corp.	371,600	36,740,091
Nexon Co. Ltd.	1,245,700	17,132,908
Nintendo Co. Ltd.	3,846,900	225,774,917
Toho Co. Ltd./Tokyo	411,000	17,989,033
		327,748,942
Financial Services — 0.8%
Mitsubishi HC Capital Inc.	3,256,800	21,974,843
ORIX Corp.	4,272,800	96,181,440
		118,156,283
Food Products — 1.1%
Ajinomoto Co. Inc.	1,718,100	72,303,446
Kikkoman Corp.	2,510,900	27,627,497
MEIJI Holdings Co. Ltd.	868,612	18,578,073
Nissin Foods Holdings Co. Ltd.	742,100	19,743,823
Yakult Honsha Co. Ltd.	948,900	19,392,653
		157,645,492
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,345,600	29,548,236
Tokyo Gas Co. Ltd.	1,259,900	37,977,674
		67,525,910

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation — 1.4%
Central Japan Railway Co.	2,859,100	$58,882,143
East Japan Railway Co.	3,359,100	65,613,686
Hankyu Hanshin Holdings Inc.	841,900	23,120,993
Tokyu Corp.	1,964,900	22,991,303
West Japan Railway Co.	1,625,100	30,602,935
		201,211,060
Health Care Equipment & Supplies — 2.7%
Hoya Corp.	1,292,100	167,034,816
Olympus Corp.	4,359,400	68,928,048
Sysmex Corp.	1,863,200	39,486,473
Terumo Corp.	4,966,700	101,444,689
		376,894,026
Health Care Technology — 0.1%
M3 Inc.	1,632,200	15,876,066
Hotels, Restaurants & Leisure — 0.9%
McDonald's Holdings Co. Japan Ltd.(b)	322,000	13,330,959
Oriental Land Co. Ltd./Japan(b)	4,039,300	95,313,231
Zensho Holdings Co. Ltd.	356,700	21,535,830
		130,180,020
Household Durables — 4.3%
Panasonic Holdings Corp.	8,631,415	84,208,250
Sekisui House Ltd.	2,208,400	52,371,176
Sony Group Corp.	23,141,900	464,604,305
		601,183,731
Household Products — 0.3%
Unicharm Corp.	1,378,100	35,903,196
Industrial Conglomerates — 3.3%
Hikari Tsushin Inc.	67,600	14,853,168
Hitachi Ltd.	17,186,800	433,121,682
Sekisui Chemical Co. Ltd.	1,398,200	22,639,605
		470,614,455
Insurance — 4.7%
Dai-ichi Life Holdings Inc.	3,350,700	90,821,534
Japan Post Holdings Co. Ltd.	7,120,800	71,410,903
Japan Post Insurance Co. Ltd.	708,600	14,860,015
MS&AD Insurance Group Holdings Inc.	4,762,920	106,665,407
Sompo Holdings Inc.	3,299,650	87,184,199
T&D Holdings Inc.	1,812,000	34,346,765
Tokio Marine Holdings Inc.	6,964,500	259,696,450
		664,985,273
Interactive Media & Services — 0.2%
LY Corp.	10,584,100	29,205,456
IT Services — 2.7%
Fujitsu Ltd.	6,133,500	117,841,138
NEC Corp.	915,900	78,307,953
Nomura Research Institute Ltd.	1,399,112	42,841,532
NTT Data Group Corp.	2,335,800	45,387,069
Obic Co. Ltd.	1,198,300	39,358,627
Otsuka Corp.	843,400	21,065,454
SCSK Corp.	572,500	11,600,741
TIS Inc.	786,400	19,285,022
		375,687,536
Leisure Products — 0.6%
Bandai Namco Holdings Inc.	2,198,394	46,537,874
Shimano Inc.	280,900	39,049,650
		85,587,524
Machinery — 4.6%
Daifuku Co. Ltd.	1,194,500	24,933,413
Security	Shares	Value
Machinery (continued)
FANUC Corp.	3,500,900	$90,957,711
Hitachi Construction Machinery Co. Ltd.	392,900	8,879,996
Hoshizaki Corp.	402,300	16,326,577
Komatsu Ltd.	3,244,100	87,837,460
Kubota Corp.	3,482,600	43,654,601
Makita Corp.	878,100	27,573,855
Minebea Mitsumi Inc.	1,342,900	22,088,440
Mitsubishi Heavy Industries Ltd.	11,882,600	174,945,691
SMC Corp.	213,100	90,929,428
Toyota Industries Corp.	603,600	45,119,310
Yaskawa Electric Corp.	838,900	22,058,133
		655,304,615
Marine Transportation — 0.8%
Kawasaki Kisen Kaisha Ltd.	1,373,400	18,300,115
Mitsui OSK Lines Ltd.	1,275,600	43,733,759
Nippon Yusen KK	1,621,400	51,983,177
		114,017,051
Media — 0.1%
Dentsu Group Inc.	743,600	19,028,126
Metals & Mining — 0.8%
JFE Holdings Inc.	2,128,750	24,358,425
Nippon Steel Corp.	3,354,470	68,714,142
Sumitomo Metal Mining Co. Ltd.	914,300	22,560,575
		115,633,142
Office REITs — 0.3%
Japan Real Estate Investment Corp.	4,739	17,540,393
Nippon Building Fund Inc.	28,312	23,748,662
		41,289,055
Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings Inc.	10,099,795	54,688,754
Idemitsu Kosan Co. Ltd.	3,347,945	22,367,626
Inpex Corp.	3,261,100	42,739,954
		119,796,334
Passenger Airlines — 0.1%
ANA Holdings Inc.	587,100	11,343,967
Japan Airlines Co. Ltd.	534,000	8,890,203
		20,234,170
Personal Care Products — 0.7%
Kao Corp.	1,724,600	75,038,145
Shiseido Co. Ltd.	1,480,200	27,544,065
		102,582,210
Pharmaceuticals — 5.3%
Astellas Pharma Inc.	6,698,350	69,748,746
Chugai Pharmaceutical Co. Ltd.	2,486,900	109,444,583
Daiichi Sankyo Co. Ltd.	6,495,507	206,269,719
Eisai Co. Ltd.	933,200	28,964,280
Kyowa Kirin Co. Ltd.	898,700	14,952,374
Ono Pharmaceutical Co. Ltd.	1,383,300	15,892,943
Otsuka Holdings Co. Ltd.	1,653,000	96,048,828
Shionogi & Co. Ltd.	2,798,900	39,701,602
Takeda Pharmaceutical Co. Ltd.	5,898,100	160,812,616
		741,835,691
Professional Services — 2.6%
Recruit Holdings Co. Ltd.	5,197,500	361,525,990
Real Estate Management & Development — 2.0%
Daito Trust Construction Co. Ltd.	216,500	24,167,550
Daiwa House Industry Co. Ltd.	2,198,200	69,209,620
Hulic Co. Ltd.	1,420,000	12,801,500
Mitsubishi Estate Co. Ltd.	3,998,900	56,670,989

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd.	9,887,300	$82,887,849
Sumitomo Realty & Development Co. Ltd.	1,146,100	35,556,705
		281,294,213
Semiconductors & Semiconductor Equipment — 4.6%
Advantest Corp.	2,840,000	157,280,212
Disco Corp.	342,400	93,565,987
Kokusai Electric Corp., NVS	568,200	9,504,950
Lasertec Corp.	296,400	32,644,268
Renesas Electronics Corp.	6,232,000	81,739,445
SCREEN Holdings Co. Ltd.	300,200	18,985,466
Tokyo Electron Ltd.	1,659,056	260,110,199
		653,830,527
Software — 0.3%
Oracle Corp./Japan	142,500	14,611,967
Trend Micro Inc./Japan	469,400	25,879,821
		40,491,788
Specialty Retail — 2.1%
Fast Retailing Co. Ltd.	707,100	242,303,270
Nitori Holdings Co. Ltd.	296,600	38,075,276
ZOZO Inc.	500,300	15,787,330
		296,165,876
Technology Hardware, Storage & Peripherals — 1.9%
Brother Industries Ltd.	858,200	15,131,224
Canon Inc.	3,456,650	112,609,969
FUJIFILM Holdings Corp.	4,144,200	93,768,142
Ricoh Co. Ltd.	2,000,500	22,792,350
Seiko Epson Corp.	1,072,400	19,107,415
		263,409,100
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	2,530,300	51,120,579
Tobacco — 0.9%
Japan Tobacco Inc.	4,442,500	125,322,484
Trading Companies & Distributors — 6.0%
ITOCHU Corp.	4,407,000	218,049,793
Marubeni Corp.	5,274,400	79,608,794
Security	Shares	Value
Trading Companies & Distributors (continued)
Mitsubishi Corp.	12,393,500	$209,872,464
Mitsui & Co. Ltd.	9,357,400	196,639,917
MonotaRO Co. Ltd.	927,300	16,567,466
Sumitomo Corp.	4,035,800	86,624,929
Toyota Tsusho Corp.	2,358,900	40,360,104
		847,723,467
Wireless Telecommunication Services — 3.8%
KDDI Corp.	5,687,300	187,978,512
SoftBank Corp.	106,069,100	137,095,339
SoftBank Group Corp.	3,541,500	212,302,593
		537,376,444
Total Long-Term Investments — 99.0% (Cost: $14,034,543,773)		13,984,581,036
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	38,266,448	38,285,581
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	5,360,000	5,360,000
Total Short-Term Securities — 0.3% (Cost: $43,647,879)		43,645,581
Total Investments — 99.3% (Cost: $14,078,191,652)		14,028,226,617
Other Assets Less Liabilities — 0.7%		96,092,343
Net Assets — 100.0%		$14,124,318,960

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,263,464	$29,026,858 (a)	$—	$(538)	$(4,203)	$38,285,581	38,266,448	$15,244 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,430,000	930,000 (a)	—	—	—	5,360,000	5,360,000	49,789	—
				$(538)	$(4,203)	$43,645,581		$65,033	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	769	12/12/24	$137,874	$(393,986)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$42,326,735	$13,942,254,301	$—	$13,984,581,036
Short-Term Securities
Money Market Funds	43,645,581	—	—	43,645,581
	$85,972,316	$13,942,254,301	$—	$14,028,226,617
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(393,986)	$—	$(393,986)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares